Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Pennsylvania (99.0%)
Allegheny County PA GO	5.000%	11/1/26	2,540	3,207
Allegheny County PA GO	4.000%	11/1/30	3,000	3,513
Allegheny County PA GO	5.000%	12/1/30	1,365	1,612
Allegheny County PA GO	5.250%	12/1/32	1,000	1,159
Allegheny County PA GO	4.000%	11/1/33	300	357
Allegheny County PA GO	5.250%	12/1/33	1,000	1,159
Allegheny County PA GO	4.000%	11/1/34	915	1,087
Allegheny County PA GO	5.000%	12/1/34	1,695	1,996
Allegheny County PA GO	5.000%	12/1/34	3,600	3,993
Allegheny County PA GO	4.000%	11/1/35	1,225	1,451
Allegheny County PA GO	4.000%	11/1/36	2,500	2,956
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,100
Allegheny County PA GO	5.000%	12/1/37	6,000	6,643
Allegheny County PA GO	5.000%	11/1/41	5,015	6,082
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	1.250%	3/2/20	530	530
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/25 (Prere.)	25	30
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/26 (Prere.)	10	12
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,385	2,721
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,155	1,358
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,763
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,035	2,308
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	3,000	3,792
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	3,000	3,776
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/34	4,750	5,960
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/35	5,500	6,889
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/36	5,250	6,562

Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	5,000	5,744
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/44	25,000	28,318
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/47	19,000	23,279
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/21	2,750	2,905
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/24	2,400	2,819
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	7/15/33	3,200	4,187
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/35	2,530	3,021
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/36	10,440	12,435
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/37	7,250	8,610
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	7/15/39	1,000	1,180
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.220%	3/2/20 LOC	5,900	5,900
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	6,000	6,286
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	4,131
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	805	939
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/35	1,100	1,290
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/35 (4)	2,650	3,055
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	7,200
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/36	1,500	1,755
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	5,056
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	4,042
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/43	3,000	3,768
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/45	2,500	3,129
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	7,485	8,558
Allentown PA City School District GO	4.000%	2/15/21 (4)	480	493
Allentown PA City School District GO	4.000%	2/15/22 (4)	2,835	2,985
Allentown PA City School District GO	4.000%	2/15/23 (4)	340	367
Allentown PA City School District GO	4.000%	2/15/24 (4)	550	606

Allentown PA City School District GO	5.000%	2/1/31 (15)	4,000	5,166
Allentown PA City School District GO	5.000%	2/1/32 (15)	3,075	3,963
Allentown PA City School District GO	4.000%	2/1/34 (15)	1,500	1,759
Allentown PA City School District GO	5.000%	2/1/34 (15)	1,300	1,665
Allentown PA City School District GO	4.000%	2/1/35 (15)	1,175	1,375
Allentown PA City School District GO	4.000%	2/1/36 (15)	1,100	1,284
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,273
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	269
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.125%	5/1/32	1,000	1,180
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,346
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,639
Allentown PA School District GO	5.000%	6/1/32 (15)	1,465	1,773
Allentown PA School District GO	5.000%	6/1/35 (15)	2,000	2,404
Allentown PA School District GO	5.000%	6/1/36 (15)	1,500	1,800
Altoona PA Area School District PA GO	5.000%	12/1/48 (15)	1,500	1,757
Altoona PA Area School District PA GO	4.250%	12/1/49 (4)	3,500	3,856
Altoona PA Sewer Revenue	3.000%	12/1/35 (4)	3,165	3,387
Armstrong PA School District GO	5.000%	3/15/31 (15)	1,800	2,324
Armstrong PA School District GO	3.000%	3/15/32 (15)	4,385	4,737
Armstrong PA School District GO	3.000%	3/15/33 (15)	5,495	5,888
Armstrong PA School District GO	3.000%	3/15/34 (15)	5,605	5,993
Armstrong PA School District GO	4.000%	3/15/41 (15)	1,200	1,393
Beaver County PA GO	4.000%	4/15/29 (15)	3,505	4,186
Beaver County PA GO	4.000%	4/15/30 (15)	500	594
Berks County PA GO	5.000%	11/15/23	1,880	2,168
Berks County PA GO	4.000%	11/15/24	600	688
Berks County PA GO	5.000%	11/15/24	500	597
Berks County PA GO	5.000%	11/15/25	1,545	1,905
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/23	600	684
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/33	2,000	2,302
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/35	3,350	4,142
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/47	5,000	5,565
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/47	15,950	19,035
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	15,500	18,434
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/33	500	580
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	375	444

Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	2,500	2,850
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/38	420	485
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/43	500	571
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	830	963
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	2,435	2,743
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/48	1,500	1,704
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,955	7,386
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	7,000	7,410
Berks County PA Municipal Authority Revenue
(Tower Health Project)	5.000%	2/1/31	750	997
Berks County PA Municipal Authority Revenue
(Tower Health Project)	5.000%	2/1/32	790	1,063
Berks County PA Municipal Authority Revenue
(Tower Health Project) PUT	5.000%	2/1/30	6,170	8,177
Bermudian Springs PA School District GO	5.000%	5/1/30 (4)	1,370	1,727
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,936
Blue Mountain PA School District GO	4.000%	8/1/22 (4)	235	251
Blue Mountain PA School District GO	4.000%	8/1/23 (4)	470	515
Blue Mountain PA School District GO	4.000%	8/1/24 (4)	500	561
Blue Mountain PA School District GO	4.000%	8/1/25 (4)	460	527
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,381
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.000%	3/6/20 LOC	—	—
Bucks County PA Industrial Development
Authority Hospital Revenue (St. Luke's
University Health Network Project)	4.000%	8/15/35	550	635
Bucks County PA Industrial Development
Authority Hospital Revenue (St. Luke's
University Health Network Project)	4.000%	8/15/36	900	1,036
Bucks County PA Industrial Development
Authority Hospital Revenue (St. Luke's
University Health Network Project)	3.000%	8/15/50	3,000	3,086
Bucks County PA Industrial Development
Authority Hospital Revenue (St. Luke's
University Health Network Project)	4.000%	8/15/50	2,000	2,244
Bucks County PA Industrial Development
Authority Revenue (George School)	5.000%	9/15/44	4,965	6,357
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,148
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	1.150%	3/6/20 (4)	4,055	4,055

Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	525	618
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	576
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	636
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,968
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,609
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	5,153
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,750
Cambria County PA GO	4.000%	8/1/32 (4)	1,000	1,146
Cambria County PA GO	4.000%	8/1/34 (4)	750	853
Cambria County PA GO	4.000%	8/1/35 (4)	700	794
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,509
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	3,000	3,660
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,849
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,937
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,364
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,720
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,558
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,535	1,959
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	626
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	1,100	1,398
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,709
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,247
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/35	500	631
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,233
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/38	1,000	1,249
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	3,245
2 Centennial PA School District Bucks County GO	5.000%	12/15/33	1,000	1,258
2 Centennial PA School District Bucks County GO	5.000%	12/15/34	1,000	1,255
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/21 (Prere.)	3,000	3,233
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/21 (Prere.)	5,000	5,399
Central Dauphin PA School District GO	4.000%	5/15/37	1,000	1,129
Central Dauphin School District PA GO	4.000%	5/15/32	1,000	1,143
Central Dauphin School District PA GO	4.000%	5/15/34	1,985	2,253
Central Dauphin School District PA GO	4.000%	5/15/35	2,325	2,637

Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	7,643
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,858
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/42	1,500	1,831
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,221
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	4.000%	11/15/47	2,100	2,341
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,346
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,241
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,972
Chester County PA GO	4.000%	7/15/37	1,185	1,395
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	17,635
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	5,000	5,042
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,675	3,375
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	9/1/40	2,500	3,027
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	2,000	2,311
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/47	4,000	4,591
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	9/1/50	18,000	21,356
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	2,500	3,050
Chester County PA Industrial Development
Authority Revenue (Longwood Gardens
Project)	4.000%	12/1/49	3,750	4,343
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,227
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	870
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,284
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,298
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,418

Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,122
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	5,000	5,467
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	8,115	8,873
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	7,760	8,485
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22 (Prere.)	1,365	1,493
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	250	291
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	1,000	1,165
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	4,000	5,022
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	5,115	6,529
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	4,045	5,134
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	1,000	1,343
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	1,750	2,350
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,100	6,451
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	1,000	1,362
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	8,838
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	10,025	12,630
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	36,550	41,958
Conestoga Valley PA School District GO	3.000%	2/1/33	1,000	1,081
Conestoga Valley PA School District GO	3.000%	2/1/37	1,240	1,331
Conestoga Valley PA School District GO	3.000%	2/1/38	850	909
Conestoga Valley PA School District GO	3.000%	2/1/39	1,000	1,068
Conestoga Valley PA School District GO	3.000%	2/1/44	3,055	3,229
Connellsville PA Area School District GO	4.000%	8/15/25 (15)	500	575
Connellsville PA Area School District GO	4.000%	8/15/26 (15)	1,685	1,973
Connellsville PA Area School District GO	4.000%	8/15/27 (15)	2,070	2,422
Council Rock PA School District GO	2.050%	11/15/33	1,085	1,092
Council Rock PA School District GO	3.250%	11/15/39	5,010	5,372
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,218
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	909
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	966
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,709
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,193
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	5,748

Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,935
Cumberland County PA Municipal Authority
Revenue (Penn State Health Obligated
Group)	4.000%	11/1/36	1,400	1,645
Cumberland County PA Municipal Authority
Revenue (Penn State Health Obligated
Group)	4.000%	11/1/44	5,000	5,737
Cumberland County PA Municipal Authority
Revenue (Penn State Health Obligated
Group)	4.000%	11/1/49	7,500	8,567
Cumberland Valley PA School District GO	5.000%	12/1/30	500	599
Cumberland Valley PA School District GO	5.000%	12/1/31	750	897
Cumberland Valley PA School District GO	5.000%	12/1/33	1,005	1,197
Cumberland Valley PA School District GO	5.000%	12/1/34	1,125	1,339
Cumberland Valley PA School District GO	5.000%	12/1/35	1,000	1,187
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	4,259
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,484
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,070	2,344
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	3,450	4,153
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,679
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,220	1,521
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	800	996
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	5,030	6,153
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	6,066
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,945
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	1.290%	3/2/20	2,710	2,710
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/32	3,355	4,223
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,759
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,408
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25 (Prere.)	500	608
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,070	3,881
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,501

Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	4,093
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,392
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	23,454
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/44	755	968
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	11,500	14,136
1 Delaware River PA Joint Toll Bridge
Commission Revenue TOB VRDO	1.300%	3/6/20	4,880	4,880
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,640	4,020
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,998
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,205	3,535
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,101
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	3,000	3,961
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,052
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/32	2,750	3,602
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	5,000	5,762
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,019
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/36	2,000	2,594
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,720
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	2,500	3,235
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	5,000	5,687
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	6,170	7,954
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	6,860	9,776
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,137
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,927
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,295
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,105
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	954
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	4,000	4,605
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	4.000%	7/15/48	7,405	8,301
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	963
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,424

East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,135
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,383
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,325	4,739
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	4,274
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,817
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,362
East Pennsboro PA Area School District GO	4.000%	10/1/44 (15)	2,370	2,749
East Pennsboro PA Area School District GO	4.000%	10/1/47 (15)	1,750	2,023
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	285
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	285
Emmaus PA General Authority Revenue VRDO	1.060%	3/6/20 LOC	100	100
Erie City PA Water Authority Revenue	5.000%	12/1/43 (4)	1,500	1,891
Erie City PA Water Authority Revenue	4.000%	12/1/44 (15)	2,175	2,564
Erie PA City School District GO	5.000%	4/1/27 (4)	150	187
Erie PA City School District GO	3.000%	4/1/32 (4)	3,360	3,645
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,546
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,626
Erie PA Sewer Authority Revenue	4.000%	12/1/41 (4)	3,500	3,995
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,489
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/20 (Prere.)	17,075	17,328
Franklin County PA Industrial Development
Authority Revenue (Menno -Haven Inc.
Project)	5.000%	12/1/43	1,100	1,221
Franklin County PA Industrial Development
Authority Revenue (Menno -Haven Inc.
Project)	5.000%	12/1/48	2,300	2,545
Franklin County PA Industrial Development
Authority Revenue (Menno -Haven Inc.
Project)	5.000%	12/1/53	1,900	2,097
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/34	4,250	5,238
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	4,400	5,370
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,703
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/45	13,000	15,671
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	30,030	34,036
1 Geisinger PA Authority Health System Revenue
TOB VRDO	1.180%	3/6/20	1,700	1,700
Hamburg PA Area School District GO	5.000%	4/1/21	300	313
Hamburg PA Area School District GO	5.000%	4/1/22	300	325

Hamburg PA Area School District GO	5.000%	4/1/23	335	376
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	185
Haverford PA GO	3.650%	6/1/48	935	1,024
Haverford Township PA School District GO	3.000%	3/1/31	3,920	4,306
Haverford Township PA School District GO	3.000%	3/1/32	4,050	4,424
Haverford Township PA School District GO	3.000%	3/1/33	4,170	4,520
Haverford Township PA School District GO	3.000%	3/1/34	4,295	4,639
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	2,670	3,101
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/35	500	560
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/36	625	699
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	4,000	4,426
2 Lancaster County PA GO	4.000%	11/1/31	375	449
2 Lancaster County PA GO	4.000%	11/1/32	300	358
2 Lancaster County PA GO	4.000%	11/1/33	375	445
2 Lancaster County PA GO	4.000%	11/1/34	500	590
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	816
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	875
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,509
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	835
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	8,825	10,674
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,479
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,904
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	3,011
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,000	5,734
Lancaster PA GO	4.000%	11/1/31 (15)	1,400	1,652
Lancaster PA GO	4.000%	11/1/32 (15)	2,445	2,878
Lancaster PA GO	4.000%	11/1/33 (15)	2,545	2,985
Lancaster PA GO	4.000%	11/1/34 (15)	2,660	3,114
Lancaster PA GO	4.000%	11/1/35 (15)	2,355	2,751
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/23 (Prere.)	1,250	1,428
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/23 (Prere.)	2,200	2,539
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,569
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	16,150
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,400

Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,685	3,985
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,296
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/44	7,000	8,723
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/49	25,000	28,827
1 Lehigh Valley Health Network Obligated Group
TOB VDRO	1.300%	3/6/20	5,000	5,000
Luzerne County PA GO	5.250%	12/15/21 (14)	2,450	2,541
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	3,008
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,154
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,838
Lycoming County PA Authority Revenue
(Lycoming College)	4.000%	11/1/24	435	484
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,395
2 Manheim Township PA School District GO	4.000%	2/1/31	1,000	1,207
Manheim Township PA School District GO	5.000%	2/1/31	1,200	1,451
Marple Newtown PA School District GO	3.000%	6/1/40	3,745	3,991
Marple Newtown PA School District GO	3.000%	6/1/44	2,000	2,109
Mechanicsburg PA Area School District GO	4.000%	3/1/32	1,580	1,882
Mechanicsburg PA Area School District GO	4.000%	3/1/33	1,645	1,948
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,344
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,875	11,776
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	3,038
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,173
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,431
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) PUT	3.000%	5/1/21	1,100	1,116
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) PUT	4.000%	5/1/23	1,180	1,268
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,461
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,337
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,375
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,144

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,141
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	4,650	5,412
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/31	1,750	2,245
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/34	2,210	2,818
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,780	3,538
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/37	1,435	1,693
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/37	2,500	3,166
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/43	5,750	7,183
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/44	4,300	4,965
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	10,250	12,722
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	7,950	9,117
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/51	870	1,087
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,677
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,457
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,845
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	13,038
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	8,500	9,739
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,783
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	4/1/22 (Prere.)	4,110	4,466

Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	1,200	1,415
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	4,255
Montgomery County PA Industrial Development
Authority Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,909
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/38	2,500	2,909
Montgomery County PA Industrial Development
Authority Revenue (Meadowood Corp.)	5.000%	12/1/48	6,500	7,453
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/21 (Prere.)	1,565	1,721
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/27	2,250	2,637
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/47	2,000	2,266
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	4.000%	12/1/48	3,000	3,192
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/20	225	230
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/21	100	105
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/22	100	108
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/23	125	138
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/24	200	225
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/25	250	286
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/26	350	407
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/27	150	174
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/28	200	232
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/29	100	116
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/30	210	241

Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/31	225	257
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/32	100	114
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/33	200	227
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/34	200	227
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/35	395	447
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/36	650	735
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/37	605	683
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	4.000%	12/1/38	300	338
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	5.000%	12/1/44	1,000	1,195
Montgomery County PA Industrial Development
Authority Revenue (Waverly Heights Ltd.
Project)	5.000%	12/1/49	1,000	1,191
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,694
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	5,079
Montour PA School District GO	5.000%	4/1/40 (4)	3,185	3,758
Moon Area School District GO	4.000%	11/15/31 (4)	2,050	2,414
Moon Area School District GO	4.000%	11/15/32 (4)	1,000	1,174
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,106
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,852
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,803
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	4.000%	7/1/48	6,000	6,736
Mount Union PA Area School District GO	5.000%	9/1/32 (4)	1,580	2,024
Mount Union PA Area School District GO	5.000%	9/1/33 (4)	1,655	2,116
Mount Union PA Area School District GO	5.000%	9/1/34 (4)	1,740	2,220
Muhlenberg PA School District GO	2.000%	2/15/21	1,000	1,001
New Kensington Arnold PA School District GO	5.000%	5/15/23 (15)	2,025	2,260
New Kensington Arnold PA School District GO	5.000%	5/15/24 (15)	2,125	2,446
Norristown PA Area School District GO	4.000%	9/1/30	1,000	1,142
North Allegheny PA School District GO	3.000%	5/1/32	2,590	2,861

North Allegheny PA School District GO	3.000%	5/1/33	2,780	3,056
North Allegheny PA School District GO	4.000%	5/1/38	2,345	2,777
North Allegheny PA School District GO	4.000%	5/1/44	1,750	2,043
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/47	2,000	2,476
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,760	2,044
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,898
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,457
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	9,555	10,573
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	6,790	8,228
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/43	3,000	3,704
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/46	1,795	2,138
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/48	3,895	4,401
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,543
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.150%	3/6/20	500	500
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	8,717
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.050%	3/6/20	100	100
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,879
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,055
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	11/1/44	1,900	2,173
Northampton PA GO	3.625%	5/15/39	2,145	2,321
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,223
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,645

Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,290
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,453
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,350
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,740	4,288
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,518
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29 (15)	500	629
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31 (15)	700	874
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33 (15)	500	571
Norwin PA School District GO	5.000%	4/1/25 (4)	2,470	2,578
Norwin PA School District GO	5.000%	4/1/26 (4)	2,595	2,708
Octorara PA Area School District GO	4.000%	4/1/30 (4)	1,100	1,327
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	2,081
Palmer Township PA GO	4.000%	5/15/30	1,495	1,677
Penn Hills PA School District GO	3.000%	10/1/30 (15)	3,030	3,350
Penn Hills PA School District GO	3.000%	10/1/31 (15)	4,180	4,607
Penn Hills PA School District GO	3.000%	10/1/32 (15)	2,845	3,128
Penn Hills PA School District GO	3.000%	10/1/33 (15)	5,015	5,501
Penn Manor PA School District Revenue	5.000%	3/1/32	1,000	1,246
Penn Manor PA School District Revenue	5.000%	3/1/35	800	989
Penn Manor PA School District Revenue	5.000%	3/1/36	1,700	2,095
Penn Manor PA School District Revenue	5.000%	3/1/38	1,250	1,532
Pennsylvania COP	5.000%	7/1/29	300	382
Pennsylvania COP	5.000%	7/1/30	375	475
Pennsylvania COP	5.000%	7/1/31	425	537
Pennsylvania COP	5.000%	7/1/34	475	597
Pennsylvania COP	5.000%	7/1/35	845	1,060
Pennsylvania COP	5.000%	7/1/36	1,000	1,252
Pennsylvania COP	5.000%	7/1/37	875	1,091
Pennsylvania COP	5.000%	7/1/38	1,000	1,242
Pennsylvania COP	5.000%	7/1/43	4,000	4,904
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	1.080%	3/6/20 LOC	500	500
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,653
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,972
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,484
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	4,202
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	3,601

Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,318
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,837
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	8,000	9,329
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,906
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,759
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,969
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,750
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,442
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47	10,000	11,429
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	4,500	4,631
Pennsylvania GO	5.000%	1/15/21	100	104
Pennsylvania GO	5.000%	7/1/21	120	127
Pennsylvania GO	5.000%	7/1/21	250	264
Pennsylvania GO	5.375%	7/1/21	16,000	16,971
Pennsylvania GO	5.000%	8/15/21	3,440	3,649
Pennsylvania GO	5.000%	3/1/22	10,000	10,832
Pennsylvania GO	5.000%	7/1/22	230	252
Pennsylvania GO	5.000%	1/1/23	175	196
Pennsylvania GO	4.000%	7/1/23	4,000	4,422
Pennsylvania GO	5.000%	7/15/23	20,000	22,798
Pennsylvania GO	5.000%	10/15/23	215	247
Pennsylvania GO	5.000%	1/1/24	10	12
Pennsylvania GO	5.000%	1/15/24	55	64
Pennsylvania GO	5.000%	3/15/24	15	17
Pennsylvania GO	5.000%	7/15/24	20,000	23,548
Pennsylvania GO	5.000%	8/15/24	5,020	5,927
Pennsylvania GO	5.000%	9/15/24	9,875	11,692
Pennsylvania GO	5.000%	7/15/25	15,000	18,253
Pennsylvania GO	5.000%	8/15/25	1,420	1,733
Pennsylvania GO	5.000%	9/15/25 (4)	2,275	2,796
Pennsylvania GO	5.000%	9/15/25	6,240	7,634
Pennsylvania GO	5.000%	10/15/25	10,000	11,482
Pennsylvania GO	5.000%	1/1/26	10,000	12,303
Pennsylvania GO	5.000%	2/1/26	8,355	10,305
Pennsylvania GO	5.000%	7/15/26	5,000	6,248
Pennsylvania GO	5.000%	9/15/26	525	659
Pennsylvania GO	5.000%	9/15/26 (4)	9,050	11,427
Pennsylvania GO	5.000%	7/15/27	3,000	3,850
3 Pennsylvania GO	5.000%	9/15/27	10,000	12,553
Pennsylvania GO	5.000%	9/15/27	5,000	6,277
Pennsylvania GO	5.000%	1/15/28	5,000	6,298
Pennsylvania GO	5.000%	3/15/28	8,550	10,228
Pennsylvania GO	5.000%	7/15/28	5,000	6,578
Pennsylvania GO	4.000%	10/15/28	10,000	11,100
Pennsylvania GO	4.000%	1/1/29	10,350	12,075

Pennsylvania GO	4.000%	4/1/29	10,000	10,935
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	7,268
Pennsylvania GO	5.000%	10/15/29	1,000	1,146
Pennsylvania GO	4.000%	1/1/30	3,500	4,081
Pennsylvania GO	5.000%	2/1/30	2,500	3,313
Pennsylvania GO	4.000%	4/1/30	10,000	10,931
Pennsylvania GO	4.000%	6/15/30	10,000	11,185
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,802
Pennsylvania GO	5.000%	10/15/30	6,650	7,606
Pennsylvania GO	4.000%	2/1/31	17,875	20,325
Pennsylvania GO	5.000%	2/1/31	2,500	3,298
Pennsylvania GO	4.000%	9/15/31	2,500	2,937
Pennsylvania GO	5.000%	10/15/31	14,955	17,085
Pennsylvania GO	4.000%	2/1/32	18,870	21,392
Pennsylvania GO	5.000%	3/1/32	11,225	14,407
Pennsylvania GO	5.000%	8/1/32	4,000	4,765
Pennsylvania GO	5.000%	8/15/32	8,000	9,606
Pennsylvania GO	5.000%	10/15/32	15,000	17,119
Pennsylvania GO	4.000%	2/1/33	5,585	6,314
Pennsylvania GO	4.000%	3/1/33 (4)	20,000	24,015
Pennsylvania GO	5.000%	8/1/33	4,000	4,747
Pennsylvania GO	4.000%	3/1/34 (4)	20,000	24,002
Pennsylvania GO	4.000%	9/15/34	10,000	11,649
Pennsylvania GO	4.000%	3/1/35 (15)	15,000	17,971
Pennsylvania GO	4.000%	3/1/36	5,000	5,965
Pennsylvania GO	3.000%	9/15/36	745	792
Pennsylvania GO	5.000%	2/1/37	3,500	4,556
Pennsylvania GO	4.000%	3/1/37 (15)	10,000	11,964
Pennsylvania GO	4.000%	3/1/37	10,000	11,922
Pennsylvania GO	5.000%	2/1/38	3,310	4,293
Pennsylvania GO	4.000%	3/1/38	2,820	3,339
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,782
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,619
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/34	2,940	3,468
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	2/15/43	7,000	8,105
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	1,405	1,463
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	604
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,288
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,317
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	554
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/30	200	267
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/31	295	393

Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/32	230	305
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	4.000%	12/1/44	1,000	1,177
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	4.000%	12/1/48	2,500	2,928
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,655	2,085
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,386
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	2,107
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,520	4,231
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/34	2,575	2,938
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,601
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	1,870	2,316
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/36	2,305	2,620
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/41	5,000	6,112
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.180%	3/2/20 LOC	600	600
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	500	548
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	3,895	4,527
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	2,125	2,468
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,865	6,347
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,637
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	2,025	2,297
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/22 (Prere.)	2,000	2,212
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/22 (Prere.)	1,400	1,548
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,429
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	7,000	7,168
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,356
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	11,918
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,698

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	5,000	5,892
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	20,819
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,772
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,637
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,534
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,616
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,607
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/46	5,010	6,155
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	904
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,418
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/34	750	909
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,233
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	3,135	3,669
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	785	949
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	13,072
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,819
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/42	6,675	7,694
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	6,130	6,620
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	3.000%	8/15/47	7,345	7,814

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/47	10,000	12,303
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/49	6,000	7,039
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/49	12,000	15,203
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.170%	3/6/20	6,945	6,945
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.270%	3/6/20	17,520	17,520
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/30	940	1,103
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/31	1,870	2,190
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,156
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,043
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,524
Pennsylvania Housing Finance Agency Multi-
Family Housing Revenue (Country Commons
Apartments)	3.600%	8/1/35 LOC	7,865	9,222
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,675
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/33	5,000	5,608
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	2.950%	10/1/34	3,000	3,240
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/34	1,000	1,110
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,810
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	9,382
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,873
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.850%	4/1/38	2,500	2,804
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.875%	10/1/38	6,000	6,667
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	535	536
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	705	707
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	4,182

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.950%	4/1/42	3,945	4,370
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	6,890	7,413
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/44	6,000	6,336
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.000%	10/1/46	3,000	3,136
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/47	17,000	18,376
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/47	3,390	3,727
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.180%	3/6/20	1,900	1,900
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,317
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	2,940	3,505
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/30 (4)	3,500	4,277
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,348
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,431
Pennsylvania State University Revenue	4.000%	9/1/27	7,000	8,319
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,373
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	6,231
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,890
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,723
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	7,930	8,834
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	1,860	2,069
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,140	2,384
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	6,000	7,530
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	5,500	6,880
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	5,388
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	3,035	3,746
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,785
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	8,654
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	1,370
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/38	3,000	3,786
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/39	3,535	4,441
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	15,205	18,891

Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	14,345	17,775
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	8,000	10,066
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,128
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	4,600	4,936
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23 (Prere.)	4,025	4,639
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,831
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,060	8,672
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	10,115
Pennsylvania Turnpike Commission Re venue	5.000%	12/1/30	2,500	3,257
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,775	11,560
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,516
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,820
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	9,325	11,792
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,585
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,332
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,580
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	500	649
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,250	1,590
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	3,106
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	545	651
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	1,325	1,649
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	11,270
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,326
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,809
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,344
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,688
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	5,000	6,222
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	9,790	12,159
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,000	1,287
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,260	1,519
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	6,610	7,512
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	4,000	4,574
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,315	1,646
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	6,535	8,092
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,360	1,737
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,658
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38	3,500	3,993
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	5,345	7,231
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,950	23,899
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,362
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,010	2,354
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,539
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41 (15)	10,815	6,519
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	17,532
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,681
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,275	1,445
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,400	7,437
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,972
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	1,890	2,370
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	3,073
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	17,552
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,568
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	5,000	5,979
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,801
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	19,278

	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	8,690
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	12,500	15,414
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48	13,750	17,226
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	5,380	6,125
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49	5,000	6,379
1,4 Pennsylvania Turnpike Commission Revenue
	TOB PUT	1.250%	3/2/20 (4)LOC	5,520	5,520
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.250%	3/6/20 (Prere.)	8,250	8,250
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.330%	3/6/20	13,820	13,820
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.330%	3/6/20 (4)	3,860	3,860
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.330%	3/6/20	6,400	6,400
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.400%	3/6/20 LOC	6,310	6,310
5	Pennsylvania Turnpike Commission Revenue,
	4.500% coupon rate effective 12/1/2021	0.000%	12/1/34	3,855	4,193
5	Pennsylvania Turnpike Commission Revenue,
	4.750% coupon rate effective 12/1/2021	0.000%	12/1/37	4,060	4,432
5	Pennsylvania Turnpike Commission Revenue,
	6.100% coupon rate effective 12/1/2028	0.000%	12/1/41	9,565	9,857
	Peters Township PA School District
	(Washington County) GO	5.000%	9/1/37	3,000	3,840
	Peters Township PA School District
	(Washington County) GO	5.000%	9/1/38	7,555	9,644
	Philadelphia PA Airport Parking Authority
	Revenue	5.125%	2/15/24 (2)	730	732
	Philadelphia PA Airport Parking Authority
	Revenue	5.125%	9/1/29	5,975	6,099
	Philadelphia PA Airport Revenue	5.000%	7/1/29	590	747
	Philadelphia PA Airport Revenue	5.000%	7/1/30	1,020	1,285
	Philadelphia PA Airport Revenue	5.000%	7/1/31	1,300	1,633
	Philadelphia PA Airport Revenue	5.000%	7/1/32	750	940
	Philadelphia PA Airport Revenue	5.000%	7/1/33	750	938
	Philadelphia PA Airport Revenue	5.000%	7/1/42	5,000	6,144
	Philadelphia PA Authority for Industrial
	Development Revenue (City of Philadelphia
	Affordable Housing Preservation Programs
	Project)	5.000%	12/1/37	3,250	3,931
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/27	960	1,166
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/28	3,885	4,713
	Philadelphia PA Authority for Industrial
	Development Revenue (Cultural &
	Commercial Corridors)	5.000%	12/1/31	1,130	1,360
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,168
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,554
	Philadelphia PA Authority for Industrial
	Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,519

Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,513
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,725
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,506
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	4,398
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,958
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	12,175
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	12,000	14,342
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	15
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	25
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	41
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	56
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	1,375	1,516
Philadelphia PA Gas Works Revenue	5.000%	10/1/28	1,400	1,729
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,201
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,390
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,758
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,086
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	3,270	4,021
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,376
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	3,055
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	4,175	5,080
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	4,000	4,941
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,466
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,457
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,248
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	66
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	115	117
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	6,066
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	11,800	14,222
Philadelphia PA Gas Works Revenue VRDO	1.150%	3/6/20 LOC	200	200
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	7,588
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	3,873
Philadelphia PA GO	5.000%	8/1/23	3,800	4,322
Philadelphia PA GO	5.000%	8/1/26	4,125	5,118
Philadelphia PA GO	5.000%	8/1/30	4,000	4,781
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,726
Philadelphia PA GO	5.000%	8/1/31	2,000	2,509
Philadelphia PA GO	5.000%	8/1/32	3,000	3,757
Philadelphia PA GO	5.000%	8/1/32	4,420	5,535
Philadelphia PA GO	5.250%	7/15/33	3,585	4,128
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	7,488

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.190%	3/2/20	230	230
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,197
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,850	4,187
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.120%	3/6/20 LOC	450	450
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,384
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,571
Philadelphia PA School District GO	4.000%	9/1/22	125	127
Philadelphia PA School District GO	5.250%	9/1/22	7,500	7,661
Philadelphia PA School District GO	5.250%	9/1/23	7,525	7,687
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	6,152
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,899
Philadelphia PA School District GO	5.000%	9/1/28	5,000	6,161
Philadelphia PA School District GO	5.000%	9/1/29	2,665	3,188
Philadelphia PA School District GO	5.000%	9/1/29	5,135	6,315
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,378
Philadelphia PA School District GO	5.000%	9/1/33	1,045	1,318
Philadelphia PA School District GO	5.000%	9/1/35	2,500	3,021
Philadelphia PA School District GO	5.000%	9/1/35	4,240	5,308
Philadelphia PA School District GO	5.000%	9/1/36	2,015	2,430
Philadelphia PA School District GO	4.000%	9/1/37	2,300	2,677
Philadelphia PA School District GO	5.000%	9/1/37	2,015	2,425
Philadelphia PA School District GO	5.000%	9/1/37	3,825	4,778
Philadelphia PA School District GO	4.000%	9/1/38	2,300	2,666
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,402
Philadelphia PA School District GO	4.000%	9/1/43 (4)	3,160	3,622
Philadelphia PA School District GO	5.000%	9/1/44	10,165	12,763
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30	4,000	4,803
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/31	6,210	7,120
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32	6,440	7,371
Philadelphia PA Water & Wastewater Re venue	5.000%	10/1/32	1,000	1,268
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33	1,765	2,232
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,000	6,691
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,000	2,517
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/34	1,200	1,513
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	10,500	10,835
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40	10,000	11,500
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41	3,000	3,094
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43	9,000	9,619
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43	4,375	5,017
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/44	4,000	5,134
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	14,000	15,974
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48	2,000	2,503
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52	4,000	4,877
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/53	10,000	12,452
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54	8,000	10,162
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/31	1,000	1,247

Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/32	500	622
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/34	1,000	1,240
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/36	500	612
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/37	500	609
Pittsburgh PA GO	5.000%	9/1/30	500	636
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,150	1,346
Pittsburgh PA GO	5.000%	9/1/34	50	63
Pittsburgh PA GO	5.000%	9/1/35	600	750
Pittsburgh PA GO	5.000%	9/1/36	700	871
Pittsburgh PA School District GO	4.000%	9/1/33	1,030	1,212
Pittsburgh PA School District GO	4.000%	9/1/34	1,710	2,005
Pittsburgh PA School District GO	4.000%	9/1/35	1,095	1,275
Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,952
Pittsburgh PA School District GO	4.000%	9/1/36	1,220	1,418
Pittsburgh PA School District GO	4.000%	9/1/37	1,180	1,368
Pittsburgh PA School District GO	4.000%	9/1/38	1,740	2,013
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	9,649
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	8,485
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/30 (4)	1,240	1,683
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/31 (4)	4,500	6,198
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/32 (4)	2,850	3,980
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/34 (4)	1,085	1,420
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,726
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,719
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,543
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,349
Pocono Mountains PA Industrial Park Authority
Hospital Revenue (St. Luke's Hospital
Obligated Group)	4.000%	8/15/45	1,705	1,865
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	7,516
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	17,146
2 Quaker Valley PA School District GO	5.000%	10/1/31	350	471
2 Quaker Valley PA School District GO	5.000%	10/1/32	365	489
2 Quaker Valley PA School District GO	5.000%	10/1/33	330	440
2 Quaker Valley PA School District GO	5.000%	10/1/34	400	533
2 Quaker Valley PA School District GO	5.000%	10/1/35	350	465
Reading PA Area Water Authority Revenue	5.000%	12/1/21 (4)	500	537
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	2,111
Reading PA School District GO	4.000%	4/1/44 (15)	1,000	1,163

Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26	1,000	1,257
Scranton PA School District GO	5.000%	6/1/27	1,000	1,191
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,924
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,587
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,399
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,575
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,478
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	731
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,999
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,786
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,304
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,732
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,294
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,822
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	5,000	6,327
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	4.000%	6/1/49	11,500	13,384
4 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
PUT	1.160%	3/2/20	4,700	4,700
State College PA Area School District GO	5.000%	5/15/36	375	483
State College PA Area School District GO	5.000%	5/15/37	680	869
State College PA Area School District GO	5.000%	5/15/38	400	509
State College PA Area School District GO	5.000%	3/15/40	3,000	3,524
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/33 (15)	1,000	1,131
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,434
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,055	1,247
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,203

State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,012
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,490
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,767
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,410	14,115
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	20,292
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,481
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,240	3,965
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	7,292
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	4,503
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33 (15)	5,000	5,257
Susquehanna Township PA School District GO	3.000%	5/15/33	3,315	3,670
Trinity PA Area School District GO	4.000%	1/15/35 (15)	3,000	3,439
Trinity PA Area School District GO	4.000%	1/15/36 (15)	3,000	3,420
Trinity PA Area School District GO	4.000%	1/15/38 (15)	3,700	4,182
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	1.100%	3/6/20	370	370
Union County PA Hospital Authority Revenue
(Evangelical Community Hospital)	5.000%	8/1/43	2,945	3,467
Union County PA Hospital Authority Revenue
(Evangelical Community Hospital)	5.000%	8/1/48	3,000	3,513
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	4,400	5,207
Upper Allegheny PA Joint Sanitary Authority
Revenue	3.000%	9/1/39 (4)	1,000	1,058
Upper Merion PA Area School District GO	5.000%	1/15/34	500	609
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,908
Upper St. Clair Township PA School District GO	3.500%	10/1/37	7,240	7,900
Upper St. Clair Township PA School District GO	3.625%	10/1/39	5,000	5,472
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/31	3,440	3,928
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/32	3,110	3,530
2 West Bradford Township PA GO	4.000%	12/15/40	745	872
2 West Bradford Township PA GO	4.000%	12/15/45	1,395	1,615
2 West Bradford Township PA GO	4.000%	12/15/49	1,125	1,297
West Chester PA Area School District GO	5.000%	5/15/27	1,380	1,650

West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	5.000%	12/15/48	2,750	3,072
West Mifflin School District GO	3.000%	4/1/34 (15)	1,300	1,401
West Mifflin School District GO	3.000%	4/1/38 (15)	5,920	6,308
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	344
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,059
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,812
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,697
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,955
West View PA Water Authority Revenue	4.000%	11/15/32	1,050	1,227
West View PA Water Authority Revenue	4.000%	11/15/33	1,000	1,166
West View PA Water Authority Revenue	4.000%	11/15/34	1,000	1,162
West View PA Water Authority Revenue	4.000%	11/15/35	1,200	1,393
West View PA Water Authority Revenue	4.000%	11/15/36	2,300	2,665
West View PA Water Authority Revenue	4.000%	11/15/37	2,415	2,792
West View PA Water Authority Revenue	4.000%	11/15/38	1,625	1,874
West View PA Water Authority Revenue	4.000%	11/15/39	1,400	1,609
West York PA Area School District GO	5.000%	4/1/33	4,265	4,770
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	6,650	7,342
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,517
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/34 (15)	8,000	9,167
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/35 (15)	8,000	9,145
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,247
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,535
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,309
Wilkes-Barre PA Area School District GO	4.000%	4/15/49 (15)	2,250	2,582
Wilkes-Barre PA Area School District GO	4.000%	4/15/54 (15)	2,800	3,186
Wilkes-Barre PA Area School District GO	5.000%	4/15/59 (15)	2,380	2,922
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,110	4,223
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,771
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,900
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,184
William Penn School District GO	3.000%	11/15/34 (15)	2,595	2,702
Woodland Hills PA School District GO	3.000%	9/1/35 (15)	3,620	3,815
York County PA GO	5.000%	6/1/32	2,875	3,417
York County PA GO	5.000%	6/1/33	1,020	1,210
York County PA GO	4.000%	3/1/34	3,000	3,509
York County PA GO	5.000%	6/1/38	5,000	5,625

4,201,609

Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	831	759
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,269	1,084
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	921	746
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	4,920	5,456
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	645	715
				8,760
Guam (0.1%)
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,149

Total Tax-Exempt Municipal Bonds (Cost $3,841,391)				4,211,518
Other Assets and Liabilities -Net (0.7%)				31,730
Net Assets (100%)				4,243,248
Cost Rounded to $000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $95,347,000, representing 2.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.
3 Securities with a value of $628,000 have been segregated as initial margin for open futures contracts.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Step bond.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

Pennsylvania Long -Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long -Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	59	8,863	243
30-Year U.S. Treasury Bond	June 2020	16	2,724	116
				359

Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(418)	(91,261)	(710)
5-Year U.S. Treasury Note	June 2020	(68)	(8,347)	(145)
10-Year U.S. Treasury Note	June 2020	(43)	(5,794)	(101)
Ultra Long U.S. Treasury Bond	June 2020	(9)	(1,868)	(51)
				(1,007)
				(648)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Pennsylvania Long -Term Tax-Exempt Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments	($000)	($000)	($000)	($000)
Assets
Tax-Exempt Municipal Bonds	—	4,211,518	—	4,211,518
Derivative Financial Instruments
Assets
Futures Contracts[1]	162	—	—	162
Liabilities
Futures Contracts[1]	491	—	—	491
1 Represents variation margin on the last day of the reporting period.